March 10, 1999


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549

         Re:      Transamerica Separate Account VUL-1 of
                  Transamerica Occidental Life Insurance Company
                  (File No. 333-37883)

Dear Commissioners:

On behalf of Transamerica Separate Account VUL-1 of Transamerica Occidental Life Insurance Company ("separate account"), incorporated by reference are the Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"). The funds are as follows: the Alger American Income and Growth Portfolio; the Alliance Variable Products Growth and Income Portfolio and Premier Growth Portfolio; the Dreyfus Variable Investment Fund Capital Appreciation Portfolio and Small Cap Portfolio; the Janus Aspen Series Balanced Portfolio and Worldwide Growth Portfolio; MFS Variable Insurance Trust Emerging Growth Series, Growth with Income Series and Research Series; Morgan Stanley Universal Funds, Inc., Fixed Income Portfolio, High Yield Portfolio and International Magnum Portfolio; OCC Accumulation Trust Managed Portfolio and Small Cap Portfolio; and the Transamerica Variable Insurance Fund, Inc. Growth Portfolio and Money Market Portfolio.

These Annual Reports are for the period ending December 31, 1998 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,



Susan Vivino
Paralegal

Entity:  Alger American Fund Income and Growth Portfolio
File No.:         811-05550
Date of Filing:   2-23-99
Accession No.     0000930413-99-000118
CIK:     0000930413


Entity:  Alliance Variable Products Series Fund, Inc., Growth and Income
           Portfolio
File No.:         811-05398
Date of Filing:  3-9-99
Accession No.  0000936772-99-000108
CIK: 0000936772


Entity:  Alliance Variable Products Series Funds, Inc., Premier Growth Portfolio
File No.:         811-05398
Date of Filing:  3-9-99
Accession No.  0000936772-99-000108
CIK: 0000936772


Entity:  Dreyfus Variable Investment Fund Capital Appreciation Portfolio
File No.:         811-05125
Date of Filing:   2-23-99
Accession No.     0000813383-99-000003
CIK:     0000813383


Entity:  Dreyfus Variable Investment Fund Small Cap Portfolio
File No.:         811-05125
Date of Filing:   2-23-99
Accession No.     0000813383-99-000008
CIK:     0000813383


Entity:  Janus Aspen Series Balanced Portfolio
File No.:         811-007736
Date of Filing:   2-26-99
Accession No.     0001012709-99-000114
CIK:     0000906185


Entity:  Janus Aspen Series Worldwide Growth Portfolio
File No.:         811-007736
Date of Filing:   2-26-99
Accession No.     0001012709-99-000114
CIK:     0000906185


Entity:  MFS Variable Insurance Trust Emerging Growth Series
File No.:         811-08326
Date of Filing:   3-1-99
Accession No.     0000950156-99-000154
CIK:  000918571


Entity:  MFS Variable Insurance Trust Growth with Income Series
File No.:         811-08326
Date of Filing:   3-1-99
Accession No.  0000950156-99-000157
CIK:  000918571

Entity:  MFS Variable Insurance Trust Research Series
File No.:         811-08326
Date of Filing: 3-1-99
Accession No.  0000950156-99-000150
CIK:     000918571

Entity:  Morgan Stanley Universal Fund, Inc. Fixed Income Portfolio
File No.:         811-07607
Date of Filing:   3-2-99
Accession No.     0001047469-99-008149
CIK:     0001047469

Entity:  Morgan Stanley Universal Fund, Inc. High Yield Portfolio
File No.:         811-07607
Date of Filing:   3-2-99
Accession No.     0001047469-99-008147
CIK:     0001047469

Entity:  Morgan Stanley Universal Fund, Inc. International Magnum Portfolio
File No.:         811-07607
Date of Filing:   3-2-99
Accession No.     0001047469-99-008155
CIK:     0001047469

Entity:  OCC Accumulation Trust Managed Portfolio
File No.:         811-08512
Date of Filing:   2-26-99
Accession No.     0000889812-99-000670
CIK:     0000923185

Entity:  OCC Accumulation Trust Small Cap Portfolio
File No.:         811-08512
Date of Filing:   2-26-99
Accession No.     0000889812-99-000670
CIK:     0000923185


Entity:  Transamerica Variable Insurance Fund, Inc. Growth Portfolio
File No.:         811-9126
Date of Filing:
Accession No.     0001002786-99-
CIK:     0001002786

Entity:  Transamerica Variable Insurance Fund, Inc. Money Market Portfolio
File No.:         811-9126
Date of Filing:    3-10-99
Accession No.     0001002786-99-000008
CIK:     0001002786